27. OTHER OPERATING INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Other Operating Income And Expenses
Schedule of other operating income (expenses)
			Consolidated
	12/31/2020	12/31/2019	12/31/2018
Other operating income
Receivables by indemnity (1)	245,945	56,180	46,256
Rentals and leases	9,096	9,462	5,430
Dividends received	1,197	32,747	9,188
PIS, COFINS and INSS to compensate (2)	120,452	123,677	1,102,365
Contractual fines	4,783	4,486	3,965
Actuarial pension plan	55,695	47,151	20,983
Updated shares – Fair Value through profit or loss (VJR) (Note 14II)	12,579		1,655,813
Contractual agreement (5)		131,817
Other revenues	32,747	98,250	27,749
	482,494	503,770	4,036,043
	-	-	-
Other operating expenses
Taxes and fees	(46,338)	(95,873)	(26,197)
Expenses with environmental liabilities, net	16,151	(82,669)	(60,311)
Write-off/(Provision) of judicial lawsuits	(130,869)	(19,685)	(113,549)
Contractual fines		(106,926)	(104,086)
Depreciation of equipment paralyzed and amortization of intangible assets (note 26)	(95,270)	(97,627)	(97,914)
Write- off of PP&E and intangible assets (note 10, 11 and 12)	(13,130)	(114,603)	(27,260)
Estimated (Loss)/reversal in inventories	(179,012)	(136,827)	(149,704)
Idleness in stocks and paralyzed equipment (3)	(303,975)	(546,968)
Studies and project engineering expenses	(27,137)	(26,171)	(33,738)
Research and development expenses	(620)	(1,741)	(2,688)
Healthcare plan expenses	(117,193)	(119,560)	(108,369)
Cash flow hedge realized (Note 14 b)(4)	(1,951,035)	(790,353)	(370,191)
Updated shares – Fair value through profit or loss (Note 14II)		(118,780)
Other expenses	(421,628)	(149,068)	(218,701)
	(3,270,056)	(2,406,851)	(1,330,706)
Other operating income (expenses), net	(2,787,562)	(1,903,081)	2,705,337

1.	In June 2020, the Company received R$84,435 of indemnity after a court decision, of which R$58,785 for rent arrears arising from one of its investment properties and R$25,650 relating to an action for the collection of insurance for material damage caused by contractor in the construction of the long steel plant. Additionally, in June, the principal amount was recognized in the amount of R$147,612 of receivables for indemnity (see note 9).

2.	In 2020, consist of the recovery of INSS credit on benefits granted to employees that should not be considered in the contribution calculation basis. In 2019, this is the exclusion of ICMS from the PIS and COFINS calculation basis.

3.	Refers to the idle capacity arisen from production volumes lower than normal it was generated from the refurbishment of the blast furnace No.3 and in the iron ore mining operation due to delays in the release of environmental licenses, which postponed the start of new ore mining fronts, as well as new dry tailing processes still in ramp-up stage.

4.	As of December 31, 2020, foreign exchange cash flow hedge was realized and reclassified from Other Comprehensive Income to Other Operating Expenses (R$1,667,886), as well as cash flow hedge of PLATTS index (R$283,149), totaling R$1,951,035 of hedge realization in the year. See note 14.

5.	Referring to the contractual agreement signed for the supply of new equipment.